Annual Total Returns- Invesco Tax-Free Cash Reserve Portfolio (Reserve) [BarChart] - Reserve - Invesco Tax-Free Cash Reserve Portfolio - Reserve Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.02%	0.03%	0.06%	0.06%	0.03%	0.05%	0.17%	0.35%	0.48%	0.41%